UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22917

Absolute Shares Trust
_______________________________________
(Exact name of registrant as specified in charter)

331 NEWMAN SPRINGS ROAD, SUITE 122
RED BANK, NJ 07701

(Address of principal executive offices) (Zip code)

DON SCHREIBER, JR.
MILLINGTON SECURITIES, INC.
331 NEWMAN SPRINGS ROAD, SUITE 122
RED BANK, NJ 07701

 (Name and address of agent for service)

732-842-4920
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: September 30, 2014

Item 1. Schedule of Investments.

WBI SMID Tactical Growth Shares
Schedule of Investments
September 30, 2014 (Unaudited)

Shares		Security Description	Value $
COMMON STOCKS - 73.5%
Consumer Discretionary - 18.4%
124,929		Best Buy Co., Inc.	$4,196,365
42,820		Columbia Sportswear Company	1,532,100
25,670		Cracker Barrel Old Country Store, Inc.	2,648,887
91,650		Dunkin' Brands Group, Inc.	4,107,753
114,840		GNC Holdings, Inc.	4,448,902
15,871		Morningstar, Inc.	1,077,641
			18,011,648
Financials - 21.0%
60,336		Assurant, Inc.	3,879,605
78,934		CBOE Holdings, Inc.	4,224,942
25,112		Credicorp Ltd.	3,851,930
45,283		JPMorgan Chase & Co.	2,727,848
36,190		Principal Financial Group, Inc.	1,898,889
158,025		Progressive Corp.	3,994,872
			20,578,086
Industrials - 15.2%
76,890		Ametek, Inc.	3,860,647
50,434		Pall Corporation	4,221,326
57,989		Paychex, Inc.	2,563,114
54,880		Ryanair Holdings PLC - ADR,*	3,096,878
11,682		Unifirst Corp.	1,128,364
			14,870,329
Information Technology - 11.0%
120,475		Informatica Corporation *	4,125,064
211,435		Marvell Technology Group Ltd.	2,850,144
125,745		Trimble Navigation Limited *	3,835,222
			10,810,430
Materials - 7.9%
42,412		Agrium, Inc.	3,774,668
101,111		Sonoco Products Co.	3,972,651
			7,747,319
TOTAL COMMON STOCKS (Cost $72,267,897)			72,017,812

US GOVERNMENT NOTE/BOND - 12.1%
U.S. Treasury Notes - 12.1%
		United States Treasury Notes
2,000,000		04/30/2018, 0.625%	1,947,500
2,000,000		05/31/2018, 1.000%	1,970,390
2,000,000		07/31/2018, 1.375%	1,992,110
2,000,000		09/30/2018, 1.375%	1,987,734
2,000,000		11/30/2018, 1.250%	1,972,656
2,000,000		12/31/2018, 1.375%	1,979,922
			11,850,312
TOTAL US GOVERNMENT NOTE/BOND (Cost $11,856,664)			11,850,312

EXCHANGE TRADED NOTES - 3.3%
Financials - 3.3%
102,662		iPath S&P500 VIX *	3,199,975
TOTAL EXCHANGE TRADED NOTES (Cost $2,975,812)			3,199,975

PURCHASED OPTIONS - 0.0%
Consumer Discretionary - 0.0%
957		Best Buy Put Option, Expires 10/18/14 Strike $28	6,221
1,100		GNC Holdings Put Option Expires 10/18/14 Strike $32.50	5,500
Financials - 0.0%
420		JP Morgan Put Option, Expires 10/18/14 Strike $55 *	5,880
300		Principa Put Option, Expires 10/18/14 Strike $50 *	7,500
TOTAL PURCHASED OPTIONS (Cost $55,135)			25,101

SHORT-TERM INVESTMENTS - 11.1%
10,907,393		Invesco Short Term Investments Trust-Treasury Portfolio, 0.01% (a)	10,907,393
TOTAL SHORT-TERM INVESTMENTS (Cost $10,907,303)			10,907,393

TOTAL INVESTMENTS - 100.0% (Cost $98,062,901)			98,000,593
Liabilities in Excess of Other Assets - 0.0%			(2,840)
NET ASSETS - 100.0%			$97,997,753

	*	Non-income producing security.
	(a)	Annualized seven-day yield as of September 30, 2014
	ADR	American Depository Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

Since the Fund does not have a full fiscal year, the tax cost of investments is the same as noted in the Schedule of Investments.

SCHEDULE OF OPTIONS WRITTEN AT SEPTEMBER 30, 2014 (UNAUDITED)

Contracts (100 shares per contract)			Value
		Options Written
957		Best Buy Put Option, Expires 10/18/14 Strike $36 *	$(15,312)
1,100		GNC Holdings Put Option Expires 10/18/14 Strike $45 *	(5,500)
420		JP Morgan Put Option, Expires 10/18/14 Strike $62.50 *	(8,820)
300		Principa Put Option, Expires 10/18/14 Strike $55 *	(6,750)
		Total Options Written
		(Premiums received $74,947)	$(36,382)

Summary of Fair Value Disclosure at September 30, 2014 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally accepted accounting principals in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2014:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$72,017,812	$-	$-	$72,017,812
Purchased Options		25,101		25,101
US Government Note/Bond		11,850,312	-	11,850,312
Exchange Traded Note	3,199,975			3,199,975
Short-Term Investments		10,907,393	-	10,907,393
Total Investments in Securities	75,217,787	22,782,806	-	98,000,593
Written Options	$-	$(36,382)	$-	$(36,382)

^ See Schedule of Investments for breakout of investments by industry classification.

WBI SMID Tactical Value Shares
Schedule of Investments
September 30, 2014 (Unaudited)

Shares		Security Description	Value $
COMMON STOCKS - 70.4%
Consumer Discretionary - 11.1%
105,724		Best Buy Co., Inc.	$3,551,269
95,780		GNC Holdings, Inc.	3,710,517
76,535		Stage Stores, Inc.	1,309,514
			8,571,300
Consumer Staples - 4.4%
66,903		Archer-Daniels-Midland Co.	3,418,743
Financials - 21.3%
76,623		Aspen Insurance Holdings Ltd.	3,277,166
21,156		Credicorp Ltd.	3,245,119
38,018		Encore Capital Group, Inc. *	1,684,578
55,129		JPMorgan Chase & Co.	3,320,971
71,334		OFG Bancorp	1,068,583
48,365		Principal Financial Group, Inc.	2,537,711
61,088		Walter Investment Management Corp. *	1,340,882
			16,475,010
Health Care - 14.2%
42,431		Centene Corp. *	3,509,468
36,570		Covance, Inc. *	2,878,059
71,337		Hanger, Inc. *	1,463,835
132,469		Impax Laboratories, Inc. *	3,140,840
			10,992,202
Industrials - 5.9%
11,455		Boeing Co.	1,459,138
53,621		Chicago Bridge & Iron Company N.V.	3,101,975
			4,561,113
Information Technology - 9.3%
162,359		Convergys Corporation	2,893,237
77,298		Liquidity Services, Inc. *	1,062,847
177,691		Marvell Technology Group Ltd.	2,395,275
71,881		Moneygram International, Inc. *	901,388
			7,252,747
Materials - 4.2%
36,429		Agrium, Inc.	3,242,181
TOTAL COMMON STOCKS (Cost $55,671,085)			54,513,296

US GOVERNMENT NOTE/BOND - 5.1%
U.S. Treasury Notes - 5.1%
		United States Treasury Notes
1,000,000		02/15/2017, 0.625%	995,820
1,000,000		06/15/2017, 0.875%	997,734
1,000,000		07/31/2017, 0.500%	984,961
1,000,000		08/31/2017, 0.625%	986,875
			3,965,390
TOTAL US GOVERNMENT NOTE/BOND (Cost $3,967,454)			3,965,390

EXCHANGE TRADED NOTES - 3.3%
Financials - 3.3%
82,506		iPath S&P500 VIX *	2,571,712
TOTAL EXCHANGE TRADED NOTES (Cost $2,390,081)			2,571,712

PURCHASED OPTIONS - 0.0%
Consumer Discretionary - 0.0%
744		Best Buy Put Option, Expires 10/18/14 Strike $28 *	4,836
900		GNC Holdings Put Option Expires 10/18/14 Strike $32.50 *	4,500
Financials - 0.0%
510		JP Morgan Put Option, Expires 10/18/14 Strike $55 *	7,140
TOTAL PURCHASED OPTIONS (Cost $43,745)			16,476

SHORT-TERM INVESTMENTS - 17.7%
13,688,339		Invesco Short Term Investments Trust-Treasury Portfolio, 0.01% (a)	13,688,339
TOTAL SHORT-TERM INVESTMENTS (Cost $13,688,339)			13,688,339

TOTAL INVESTMENTS - 96.5% (Cost $75,760,704)			74,755,213
Other Assets in Excess of Liabilities - 3.5%			2,672,950
NET ASSETS - 100.0%			$77,428,163

	*	Non-income producing security.
	(a)	Annualized seven-day yield as of September 30, 2014

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

Since the Fund does not have a full fiscal year, the tax cost of investments is the same as noted in the Schedule of Investments.

SCHEDULE OF OPTIONS WRITTEN AT SEPTEMBER 30, 2014 (UNAUDITED)

Contracts (100 shares per contract)			Value
		Options Written
744		Best Buy Put Option, Expires 10/18/14 Strike $36 *	$(11,904)
900		GNC Holdings Put Option Expires 10/18/14 Strike $45 *	(4,500)
510		JP Morgan Put Option, Expires 10/18/14 Strike $62.50 *	(10,710)
		Total Options Written
		(Premiums received $57,766)	$(27,114)

Summary of Fair Value Disclosure at September 30, 2014 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally accepted accounting principals in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2014:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$54,513,296	$-	$-	$54,513,296
Exchange Traded Note	2,571,712			2,571,712
Purchased Options		16,476		16,476
US Government Note/Bond	-	3,965,390	-	3,965,390
Short-Term Investments	-	13,688,339	-	13,688,339
Total Investments in Securities	57,085,008	17,670,205	-	74,755,213
Written Options	$-	$(27,114)	$-	$(27,114)

^See Schedule of Investments for breakout of investments by industry classification.

WBI SMID Tactical Yield Shares
Schedule of Investments
September 30, 2014 (Unaudited)

Shares		Security Description	Value $
COMMON STOCKS - 66.8%
Consumer Discretionary - 13.3%
125,257		Best Buy Co., Inc.	$4,207,383
119,520		DSW, Inc.	3,598,747
56,704		Guess', Inc.	1,245,787
25,254		Omnicom Group, Inc.	1,738,990
37,791		PetSmart, Inc.	2,648,771
			13,439,678
Consumer Staples - 2.7%
52,985		Archer-Daniels-Midland Co.	2,707,533
Financials - 18.6%
42,053		Chemical Financial Corporation	1,130,805
26,465		JPMorgan Chase & Co.	1,594,252
81,918		Principal Financial Group, Inc.	4,298,237
24,170		Raymond James Financial, Inc.	1,295,029
44,030		Stifel Financiall Corp. *	2,064,567
64,867		Trustmark Corporation	1,494,211
30,316		Unum Group	1,042,264
75,449		Waddell & Reed Financial, Inc. - Class A	3,899,959
70,341		Webster Financial Corp.	2,049,737
			18,869,061
Industrials - 15.5%
11,644		Boeing Co.	1,483,213
87,202		Gentex Corp.	2,334,398
58,022		Paychex, Inc.	2,564,572
240,894		R. R. Donnelley & Sons Co.	3,965,115
44,101		Watsco, Inc.	3,800,624
120,465		Xerox Corp.	1,593,752
			15,741,674
Information Technology - 3.3%
248,436		Marvell Technology Group Ltd.	3,348,917
Materials - 6.0%
25,970		Agrium, Inc.	2,311,330
84,456		Avery Dennison Corporation	3,770,960
			6,082,290
Utilities - 7.4%
55,666		Entergy Corp.	4,304,652
79,111		Vectren Corporation	3,156,529
			7,461,181
TOTAL COMMON STOCKS (Cost $69,491,090)			67,650,334

US GOVERNMENT NOTE/BOND - 7.7%
U.S. Treasury Notes - 7.7%
		United States Treasury Notes
2,000,000		02/28/2018, 0.750%	1,962,188
2,000,000		03/31/2018, 0.750%	1,959,062
2,000,000		04/30/2018, 0.625%	1,947,500
2,000,000		07/31/2018, 1.375%	1,992,110
			7,860,860
TOTAL US GOVERNMENT NOTE/BOND (Cost $7,865,259)			7,860,860

EXCHANGE TRADED NOTES - 3.2%
Financials - 3.2%
103,282		iPath S&P500 VIX *	3,219,300
TOTAL EXCHANGE TRADED NOTES (Cost $2,993,784)			3,219,300

PURCHASED OPTIONS - 0.1%
Consumer Discretionary - 0.0%
918		Best Buy Put Option, Expires 10/18/14 Strike $28 *	5,967
Financials - 0.1%
250		JP Morgan Put Option, Expires 10/18/14 Strike $55 *	3,500
400		Stifel Financial Corporation Put Option, Expires 11/18/14 Strike $45 *	48,000
Information Technology - 0.0%
1,100		Xerox Company Put Option, Expires 10/18/14 Strike $13 *	15,950
TOTAL PURCHASED OPTIONS (Cost $74,713)			73,417

SHORT-TERM INVESTMENTS - 13.4%
13,545,980		Invesco Short Term Investments Trust-Treasury Portfolio, 0.01% (a)	13,545,980
TOTAL SHORT-TERM INVESTMENTS (Cost $13,545,980)			13,545,980

TOTAL INVESTMENTS - 91.2% (Cost $93,970,826)			92,349,891
Other Assets in Excess of Liabilities - 8.8%			8,925,760
NET ASSETS - 100.0%			$101,275,651

	*	Non-income producing security.
	(a)	Annualized seven-day yield as of September 30, 2014

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

Since the Fund does not have a full fiscal year, the tax cost of investments is the same as noted in the Schedule of Investments.

SCHEDULE OF OPTIONS WRITTEN AT SEPTEMBER 30, 2014 (UNAUDITED)

Contracts (100 shares per contract)			Value
		Options Written
918		Best Buy Put Option, Expires 10/18/14 Strike $36 *	$(14,688)
250		JP Morgan Put Option, Expires 10/18/14 Strike $62.50 *	(5,250)
400		Stifel Financial Corporation Put Option, Expires 11/18/14 Strike $50 *	(32,000)
1,100		Xerox Company Put Option, Expires 10/18/14 Strike $14 *	(4,400)
		Total Options Written
		(Premiums received $96,016.03)	$(56,338)

Summary of Fair Value Disclosure at September 30, 2014 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally accepted accounting principals in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2014:

Assets^	Level 1		Level 2	Level 3		Total
Common Stocks		$67,650,335	$-		$-	$67,650,335
Exchange Traded Note		3,219,300	-		-	3,219,300
Purchased Options			73,417			73,417
US Government Note/Bond			7,860,860			7,860,860
Short-Term Investments		-	13,545,980		-	13,545,980
Total Investments in Securities		70,869,635	21,480,257		-	92,349,891
Written Options	$		$(56,338)	$		$(56,338)

^See Schedule of Investments for breakout of investments by industry classification.

WBI SMID Tactical Select Shares
Schedule of Investments
September 30, 2014 (Unaudited)

Shares		Security Description	Value $
COMMON STOCKS - 70.2%
Consumer Discretionary - 23.5%
103,847		Best Buy Co., Inc.	$3,488,221
56,897		Dunkin' Brands Group, Inc.	2,550,124
100,814		GNC Holdings, Inc.	3,905,534
43,638		Marriott Vacations Worldwide Corp. *	2,767,086
48,869		PetSmart, Inc.	3,425,228
133,108		Wolverine World Wide, Inc.	3,335,686
			19,471,879
Consumer Staples - 4.3%
70,205		Archer-Daniels-Midland Co.	3,587,476
Energy - 3.6%
302,255		Kosmos Energy Ltd. *	3,010,460
Financials - 10.0%
76,561		East West Bancorp, Inc.	2,603,074
49,735		Raymond James Financial, Inc.	2,664,801
87,186		Unum Group	2,997,455
			8,265,330
Industrials - 14.0%
72,999		Generac Holdings, Inc. *	2,959,380
35,500		Simpson Manufacturing Co., Inc.	1,034,825
32,839		SPX Corporation	3,084,567
51,395		Swift Transportation Company *	1,078,267
262,322		Xerox Corp.	3,470,520
			11,627,559
Information Technology - 9.1%
35,631		Cabot Microelectronics Corporation *	1,476,905
247,721		Marvell Technology Group Ltd.	3,339,279
99,581		Semtech Corporation *	2,703,624
			7,519,808
Materials - 5.7%
37,958		Agrium, Inc.	3,378,262
75,630		Kraton Performance Polymers, Inc. *	1,346,970
			4,725,232
TOTAL COMMON STOCKS (Cost $59,488,004)			58,207,744

US GOVERNMENT NOTE/BOND - 12.0%
U.S. Treasury Notes - 12.0%
		United States Treasury Notes
2,000,000		09/30/2016, 0.500%	1,996,796
2,000,000		12/15/2016, 0.625%	1,996,016
2,000,000		02/15/2017, 0.625%	1,991,640
2,000,000		06/15/2017, 0.875%	1,995,468
2,000,000		07/31/2017, 0.500%	1,969,922
			9,949,842
TOTAL US GOVERNMENT NOTE/BOND (Cost $9,954,110)			9,949,842

EXCHANGE TRADED NOTES - 3.3%
Financials - 3.3%
88,218		iPath S&P500 VIX *	2,749,755
TOTAL EXCHANGE TRADED NOTES (Cost $2,555,642)			2,749,755

PURCHASED OPTIONS - 0.1%
Consumer Discretionary - 0.0%
766		Best Buy Put Option, Expires 10/18/14 Strike $28 *	4,979
900		GNC Holdings Put Option Expires 10/18/14 Strike $32.50 *	4,500
Information Technology - 0.1%
2,550		Xerox Company Put Option, Expires 10/18/14 Strike $13 *	36,975
TOTAL PURCHASED OPTIONS (Cost $54,132)			46,454

SHORT-TERM INVESTMENTS - 8.6%
7,133,567		Invesco Short Term Investments Trust-Treasury Portfolio, 0.01% (a)	7,133,567
TOTAL SHORT-TERM INVESTMENTS (Cost $7,133,567)			7,133,567

TOTAL INVESTMENTS - 94.2% (Cost $79,185,455)			78,087,362
Other Assets in Excess of Liabilities - 5.8%			4,840,776
NET ASSETS - 100.0%			$82,928,138

	*	Non-income producing security.
	(a)	Annualized seven-day yield as of September 30, 2014

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

Since the Fund does not have a full fiscal year, the tax cost of investments is the same as noted in the Schedule of Investments.

SCHEDULE OF OPTIONS WRITTEN AT SEPTEMBER 30, 2014 (UNAUDITED)

Contracts (100 shares per contract)			Value
		Options Written
766		Best Buy Put Option, Expires 10/18/14 Strike $36 *	$(12,256)
900		GNC Holdings Put Option Expires 10/18/14 Strike $45 *	(4,500)
2,550		Xerox Company Put Option, Expires 10/18/14 Strike $14 *	(10,200)
		Total Options Written
		(Premiums received $103,411)	$(26,956)

Summary of Fair Value Disclosure at September 30, 2014 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally accepted accounting principals in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2014:

Assets^	Level 1		Level 2	Level 3		Total
Common Stocks		$58,207,744	$-		$-	$58,207,744
Exchange Traded Note		2,749,755	-		-	2,749,755
Purchased Options			46,454			46,454
US Government Note/Bond			9,949,842			9,949,842
Short-Term Investments		-	7,133,567		-	7,133,567
Total Investments in Securities		60,957,499	17,129,863		-	78,087,362
Written Options	$		$(26,956)	$		$(26,956)

^See Schedule of Investments for breakout of investments by industry classification.

WBI Large Cap Tactical Growth Shares
Schedule of Investments
September 30, 2014 (Unaudited)

Shares		Security Description	Value $
COMMON STOCKS - 86.2%
Consumer Discretionary - 25.0%
114,645		Best Buy Co., Inc.	$3,850,925
130,963		Carnival Corporation	5,260,784
27,517		Dunkin' Brands Group, Inc.	1,233,312
69,620		GNC Holdings, Inc.	2,697,079
126,454		Honda Motor Co., Ltd. - ADR	4,334,843
27,922		Toyota Motor Corporation - ADR	3,281,673
56,681		Walgreen Co.	3,359,483
65,326		Yum! Brands, Inc.	4,702,165
			28,720,264
Energy - 4.0%
53,946		Marathon Petroleum Corporation	4,567,608
Financials - 10.5%
47,243		CBOE Holdings, Inc.	2,528,682
85,230		Franklin Resources, Inc.	4,654,410
80,466		JPMorgan Chase & Co.	4,847,272
			12,030,364
Health Care - 10.6%
27,258		Alexion Pharmaceuticals, Inc. *	4,519,922
47,589		Cigna Corp.	4,315,847
33,417		Zimmer Holdings, Inc.	3,360,079
			12,195,848
Industrials - 19.8%
37,984		Boeing Co.	4,838,402
31,288		Cummins, Inc.	4,129,390
74,161		Medtronic, Inc.	4,594,274
39,964		Parker Hannifin Corp.	4,561,891
19,554		Precision Castparts Corp.	4,631,951
			22,755,908
Information Technology - 12.5%
62,245		Comcast Corp New	3,347,536
217,908		Corning, Inc.	4,214,341
72,125		Trimble Navigation Limited *	2,199,812
21,200		Visa, Inc.	4,523,444
			14,285,133
Utilities - 3.8%
60,706		National Grid Plc - ADR	4,363,547
TOTAL COMMON STOCKS (Cost $100,629,944)			98,918,672

EXCHANGE TRADED NOTES - 2.6%
Financials - 2.6%
94,832		iPath S&P500 VIX *	2,955,913
TOTAL EXCHANGE TRADED NOTES (Cost $2,748,848)			2,955,913

PURCHASED OPTIONS - 0.1%
Consumer Discretionary - 0.0%
819		Best Buy Put Option, Expires 10/18/14 Strike $28 *	5,324
600		GNC Holdings Put Option Expires 10/18/14 Strike $32.50 *	3,000
Energy - 0.1%
510		Marathon Petroleum Corporation Put Option, Expires 10/18/14 Strike $85	117,300
Financials - 0.0%
750		JP Morgan Put Option, Expires 10/18/14 Strike $55	10,500
TOTAL PURCHASED OPTIONS (Cost $99,978)			136,124

SHORT-TERM INVESTMENTS - 11.2%
12,886,706		Invesco Short Term Investments Trust-Treasury Portfolio, 0.01% (a)	12,886,706
TOTAL SHORT-TERM INVESTMENTS (Cost $12,886,706)			12,886,706

TOTAL INVESTMENTS - 100.1% (Cost $116,365,476)			114,897,415
Liabilities in Excess of Other Assets - (0.1)%			(69,803)
NET ASSETS - 100.0%			$114,827,612

	*	Non-income producing security.
	(a)	Annualized seven-day yield as of September 30, 2014
	ADR	American Depository Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

Since the Fund does not have a full fiscal year, the tax cost of investments is the same as noted in the Schedule of Investments.

SCHEDULE OF OPTIONS WRITTEN AT SEPTEMBER 30, 2014 (UNAUDITED)

Contracts (100 shares per contract)			Value
		Options Written
819		Best Buy Put Option, Expires 10/18/14 Strike $36 *	$(13,104)
600		GNC Holdings Put Option Expires 10/18/14 Strike $45 *	(3,000)
750		JP Morgan Put Option, Expires 10/18/14 Strike $62.50 *	(15,750)
510		Marathon Petroleum Corporation Put Option, Expires 10/18/14 Strike $95 *	(6,375)
		Total Options Written
		(Premiums received $124,244)	$(38,229)

Summary of Fair Value Disclosure at September 30, 2014 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally accepted accounting principals in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2014:

Assets^	Level 1		Level 2	Level 3		Total
Common Stocks		$98,918,672	$-		$-	$98,918,672
Exchange Traded Note		2,955,913	-		-	2,955,913
Purchased Options			136,124			136,124
US Government Note/Bond			-			-
Short-Term Investments		-	12,886,706		-	12,886,706
Total Investments in Securities		101,874,585	13,022,830		-	114,897,415
Written Options	$		$(38,229)	$		$(38,229)

^See Schedule of Investments for breakout of investments by industry classification.

WBI Large Cap Tactical Value Shares
Schedule of Investments
September 30, 2014 (Unaudited)

Shares		Security Description	Value $
COMMON STOCKS - 81.6%
Consumer Discretionary - 17.8%
92,475		Best Buy Co., Inc.	$3,106,235
105,859		Carnival Corporation	4,252,356
112,378		GNC Holdings, Inc.	4,353,524
18,559		Walgreen Co.	1,099,992
51,464		Yum! Brands, Inc.	3,704,379
			16,516,486
Consumer Staples - 4.3%
78,262		Archer-Daniels-Midland Co.	3,999,188
Energy - 4.1%
44,836		Marathon Petroleum Corporation	3,796,264
Financials - 18.3%
12,305		Credicorp Ltd.	1,887,464
180,390		Fifth Third Bancorp	3,611,408
64,903		JPMorgan Chase & Co.	3,909,757
457,556		Sumitomo Mitsui Financial Group, Inc. - ADR	3,751,959
100,280		SunTrust Banks, Inc.	3,813,648
			16,974,236
Health Care - 4.0%
40,881		Cigna Corp.	3,707,498
Industrials - 19.9%
30,638		Boeing Co.	3,902,668
26,219		Cummins, Inc.	3,460,384
38,416		Exxon Mobil Corp.	3,613,025
32,932		Parker Hannifin Corp.	3,759,188
35,211		United Technologies Corporation	3,718,281
			18,453,546
Information Technology - 11.9%
83,342		Cognizant Technology Solutions Corporation *	3,731,221
182,641		Corning, Inc.	3,532,277
17,778		Visa, Inc.	3,793,292
			11,056,790
Utilities - 1.3%
52,767		Korea Electric Power Corp. - ADR	1,184,092
TOTAL COMMON STOCKS (Cost $76,518,458)			75,688,100

US GOVERNMENT NOTE/BOND - 4.2%
U.S. Treasury Notes - 4.2%
		United States Treasury Notes
2,000,000		10/31/2017, 0.750%	1,974,922
2,000,000		05/31/2018, 1.000%	1,970,390
			3,945,312
TOTAL US GOVERNMENT NOTE/BOND (Cost $3,947,542)			3,945,312

EXCHANGE TRADED NOTES - 3.3%
Financials - 3.3%
97,902		iPath S&P500 VIX *	3,051,605
TOTAL EXCHANGE TRADED NOTES (Cost $2,836,357)			3,051,605

PURCHASED OPTIONS - 0.1%
Consumer Discretionary - 0.0%
683		Best Buy Put Option, Expires 10/18/14 Strike $28 *	4,440
1,000		GNC Holdings Put Option Expires 10/18/14 Strike $32.50 *	12,500
Energy - 0.1%
440		Marathon Petroleum Corporation Put Option, Expires 10/18/14 Strike $85 *	101,200
Financials - 0.0%
620		JP Morgan Put Option, Expires 10/18/14 Strike $55 *	8,680
TOTAL PURCHASED OPTIONS (Cost $104,718)			126,820

SHORT-TERM INVESTMENTS - 3.0%
2,774,217		Invesco Short Term Investments Trust-Treasury Portfolio, 0.01% (a)	2,774,217
TOTAL SHORT-TERM INVESTMENTS (Cost $2,774,217)

TOTAL INVESTMENTS - 92.2% (Cost $86,181,292)			85,586,054
Other Assets in Excess of Liabilities - 7.8%			7,208,125
NET ASSETS - 100.0%			$92,794,179

	*	Non-income producing security.
	(a)	Annualized seven-day yield as of September 30, 2014
	ADR	American Depository Receipt
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

Since the Fund does not have a full fiscal year, the tax cost of investments is the same as noted in the Schedule of Investments.

SCHEDULE OF OPTIONS WRITTEN AT SEPTEMBER 30, 2014 (UNAUDITED)

Contracts (100 shares per contract)			Value
		Options Written
683		Best Buy Put Option, Expires 10/18/14 Strike $36 *	$(10,928)
1,000		GNC Holdings Put Option Expires 10/18/14 Strike $43 *	(15,000)
620		JP Morgan Put Option, Expires 10/18/14 Strike $62.50 *	(13,020)
440		Marathon Petroleum Corporation Put Option, Expires 10/18/14 Strike $95 *	(5,500)
		Total Options Written
		(Premiums received $203,295.18)	$(44,448)

Summary of Fair Value Disclosure at September 30, 2014 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally accepted accounting principals in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2014:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$81,324,814	$-	$-	$81,324,814
Exchange Traded Note	3,762,718	-	-	3,762,718
Purchased Options		140,593		140,593
US Government Note/Bond		7,907,266		7,907,266
Short-Term Investments	-	23,148,398	-	23,148,398
Total Investments in Securities	85,087,532	31,196,257	-	116,283,789
Written Options	$-	$(36,602)	$-	$(36,602)

^See Schedule of Investments for breakout of investments by industry classification.

WBI Large Cap Tactical Yield Shares
Schedule of Investments
September 30, 2014 (Unaudited)

Shares		Security Description	Value $
COMMON STOCKS - 70.0%
Consumer Discretionary - 22.4%
114,456		Best Buy Co., Inc.	$3,844,577
128,790		Carnival Corporation	5,173,494
40,935		DSW, Inc.	1,232,553
64,970		Omnicom Group, Inc.	4,473,834
28,577		Walgreen Co.	1,693,759
104,699		Waste Management, Inc.	4,976,344
65,034		Yum! Brands, Inc.	4,681,147
			26,075,708
Consumer Staples - 4.2%
96,683		Archer-Daniels-Midland Co.	4,940,501
Energy - 4.1%
55,729		Marathon Petroleum Corporation	4,718,575
Financials - 10.2%
115,351		Fifth Third Bancorp	2,309,327
79,797		JPMorgan Chase & Co.	4,806,971
59,875		T. Rowe Price Group, Inc.	4,694,200
			11,810,498
Industrials - 29.1%
154,068		ABB Ltd. - ADR	3,452,664
37,888		Boeing Co.	4,826,174
33,084		Cummins, Inc.	4,366,426
47,483		Exxon Mobil Corp.	4,465,776
50,308		Hershey Co.	4,800,892
62,587		QUALCOMM, Inc.	4,679,630
168,908		R. R. Donnelley & Sons Co.	2,780,226
41,740		United Technologies Corporation	4,407,744
			33,779,532
TOTAL COMMON STOCKS (Cost $82,298,581)			81,324,814

US GOVERNMENT NOTE/BOND - 6.8%
U.S. Treasury Notes - 6.8%
		United States Treasury Notes
2,000,000		04/30/2018, 0.625%	1,947,500
2,000,000		07/31/2018, 1.375%	1,992,110
2,000,000		09/30/2018, 1.375%	1,987,734
2,000,000		12/31/2018, 1.375%	1,979,922
			7,907,266
TOTAL US GOVERNMENT NOTE/BOND (Cost $7,911,469)			7,907,266

EXCHANGE TRADED NOTES - 3.2%
Financials - 3.2%
120,716		iPath S&P500 VIX *	3,762,718
TOTAL EXCHANGE TRADED NOTES (Cost $3,496,178)			3,762,718

PURCHASED OPTIONS - 0.1%
Consumer Discretionary - 0.0%
842		Best Buy Put Option, Expires 10/18/14 Strike $28 *	5,473
Energy - 0.1%
540		Marathon Petroleum Corporation Put Option, Expires 10/18/14 Strike $85 *	124,200
Financials - 0.0%
780		JP Morgan Put Option, Expires 10/18/14 Strike $55 *	10,920
TOTAL PURCHASED OPTIONS (Cost $96,044)			140,593

SHORT-TERM INVESTMENTS - 19.9%			23,148,398
23,148,398		Invesco Short Term Investments Trust-Treasury Portfolio, 0.01% (a)	23,148,398
TOTAL SHORT-TERM INVESTMENTS (Cost $23,148,398)

TOTAL INVESTMENTS - 100.0% (Cost $116,950,670)			116,283,789
Liabilities in Excess of Other Assets - 0.0%			(35,326)
NET ASSETS - 100.0%			$116,248,463

	*	Non-income producing security.
	(a)	Annualized seven-day yield as of September 30, 2014
	ADR	American Depository Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

Since the Fund does not have a full fiscal year, the tax cost of investments is the same as noted in the Schedule of Investments.

SCHEDULE OF OPTIONS WRITTEN AT SEPTEMBER 30, 2014 (UNAUDITED)

Contracts (100 shares per contract)			Value
		Options Written
842		Best Buy Put Option, Expires 10/18/14 Strike $36 *	$(13,472)
780		JP Morgan Put Option, Expires 10/18/14 Strike $62.50 *	(16,380)
540		Marathon Petroleum Corporation Put Option, Expires 10/18/14 Strike $95 *	(6,750)
		Total Options Written
		(Premiums received $110,212)	$(36,602)

Summary of Fair Value Disclosure at September 30, 2014 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally accepted accounting principals in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2014:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$81,324,814	$-	$-	$81,324,814
Exchange Traded Note	3,762,718	-	-	3,762,718
Purchased Options		140,593		140,593
US Government Note/Bond		7,907,266		7,907,266
Short-Term Investments	-	23,148,398	-	23,148,398
Total Investments in Securities	85,087,532	31,196,257	-	116,283,789
Written Options	$-	$(36,602)	$-	$(36,602)

^See Schedule of Investments for breakout of investments by industry classification.

WBI Large Cap Tactical Select Shares
Schedule of Investments
September 30, 2014 (Unaudited)

Shares		Security Description	Value $
COMMON STOCKS - 70.3%
Consumer Discretionary - 23.6%
111,079		Best Buy Co., Inc.	$3,731,144
118,108		Carnival Corporation	4,744,398
79,039		Comcast Corporation	4,228,586
55,447		GNC Holdings, Inc.	2,148,017
59,274		Omnicom Group, Inc.	4,081,608
75,556		Wolverine World Wide, Inc.	1,893,433
60,399		Yum! Brands, Inc.	4,347,520
			25,174,706
Consumer Staples - 4.2%
87,605		Archer-Daniels-Midland Co.	4,476,615
Energy - 3.9%
49,439		Marathon Petroleum Corporation	4,186,000
Financials - 4.1%
72,488		JPMorgan Chase & Co.	4,366,677
Health Care - 6.0%
15,028		Amgen, Inc.	2,110,833
42,974		Zimmer Holdings, Inc.	4,321,036
			6,431,869
Industrials - 17.0%
140,832		ABB Ltd. - ADR	3,156,045
34,414		Boeing Co.	4,383,655
40,427		Generac Holdings, Inc. *	1,638,911
49,270		Novartis AG - ADR	4,637,785
57,420		QUALCOMM, Inc.	4,293,294
			18,109,690
Information Technology - 7.9%
212,259		Corning, Inc.	4,105,089
20,118		Visa, Inc.	4,292,578
			8,397,667
Materials - 3.6%
42,454		Agrium, Inc.	3,778,406
TOTAL COMMON STOCKS (Cost $75,503,982)			74,921,630

US GOVERNMENT NOTE/BOND - 3.8%
U.S. Treasury Notes - 3.8%
		United States Treasury Notes
1,000,000		04/15/2016, 0.250%	998,105
1,000,000		05/15/2016, 0.250%	997,363
1,000,000		02/15/2017, 0.625%	995,820
1,000,000		06/15/2017, 0.875%	997,734
			3,989,022
TOTAL US GOVERNMENT NOTE/BOND (Cost $3,990,193)			3,989,022

EXCHANGE TRADED NOTES - 3.2%
Financials - 3.2%
108,883		iPath S&P500 VIX *	3,393,883
TOTAL EXCHANGE TRADED NOTES (Cost $3,156,137)			3,393,883

PURCHASED OPTIONS - 0.1%
Consumer Discretionary - 0.0%
811		Best Buy Put Option, Expires 10/18/14 Strike $28 *	5,272
500		GNC Holdings Put Option Expires 10/18/14 Strike $32.50 *	6,250
Energy - 0.1%
480		Marathon Petroleum Corporation Put Option, Expires 10/18/14 Strike $85 *	110,400
Financials - 0.0%
700		JP Morgan Put Option, Expires 10/18/14 Strike $55 *	9,800
Health Care - 0.0%
140		Amgen In Put Opt 10/14 130, 130.00% *	6,160
TOTAL PURCHASED OPTIONS (Cost $116,742)			137,882

SHORT-TERM INVESTMENTS - 20.3%
21,680,386		Invesco Short Term Investments Trust-Treasury Portfolio, 0.01% (a)	21,680,386
TOTAL SHORT-TERM INVESTMENTS (Cost $21,680,386)			21,680,386

TOTAL INVESTMENTS - 97.7% (Cost $104,447,440)			104,122,803
Other Assets in Excess of Liabilities - 2.3%			2,487,049
NET ASSETS - 100.0%			$106,609,852

	*	Non-income producing security.
	(a)	Annualized seven-day yield as of September 30, 2014
	ADR	American Depository Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

Since the Fund does not have a full fiscal year, the tax cost of investments is the same as noted in the Schedule of Investments.

SCHEDULE OF OPTIONS WRITTEN AT SEPTEMBER 30, 2014 (UNAUDITED)

Contracts (100 shares per contract)			Value
		Options Written
140		Amgen In Put Opt 10/14 145, 130.00% *	$(13,650)
811		Best Buy Put Option, Expires 10/18/14 Strike $36 *	(12,976)
500		GNC Holdings Put Option Expires 10/18/14 Strike $43 *	(7,500)
700		JP Morgan Put Option, Expires 10/18/14 Strike $62.50 *	(14,700)
480		Marathon Petroleum Corporation Put Option, Expires 10/18/14 Strike $95 *	(6,000)
		Total Options Written
		(Premiums received $181,240)	$(54,826)

Summary of Fair Value Disclosure at September 30, 2014 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally accepted accounting principals in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2014:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$74,921,630	$-	$-	$74,921,630
Exchange Traded Note	3,393,883	-	-	3,393,883
Purchased Options		137,882		137,882
US Government Note/Bond		3,989,022		3,989,022
Short-Term Investments	-	21,680,386	-	21,680,386
Total Investments in Securities	78,315,513	25,807,290	-	104,122,803
Written Options	$-	$(54,826)	$-	$(54,826)

^See Schedule of Investments for breakout of investments by industry classification.

WBI Tactical Income Shares
Schedule of Investments
September 30, 2014 (Unaudited)

Shares		Security Description	Value $
COMMON STOCKS - 29.5%
Consumer Discretionary - 16.2%
181,645		Best Buy Co., Inc.	$6,101,455
165,915		Carnival Corporation	6,664,806
66,780		Omnicom Group, Inc.	4,598,471
136,633		Waste Management, Inc.	6,494,166
			23,858,898
Energy - 2.1%
35,571		Marathon Petroleum Corporation	3,011,797
Financials - 3.1%
182,430		Progressive Corp.	4,611,830
Industrials - 8.1%
45,011		Exxon Mobil Corp.	4,233,285
31,904		Hershey Co.	3,044,599
54,226		Pall Corporation	4,538,716
			11,816,600
TOTAL COMMON STOCKS (Cost $42,797,243)			43,299,125

US GOVERNMENT NOTE/BOND - 35.0%
U.S. Treasury Notes - 35.0%
		United States Treasury Notes
4,000,000		04/15/2016, 0.250%	3,992,420
4,000,000		05/15/2016, 0.250%	3,989,452
4,000,000		09/30/2016, 0.500%	3,993,592
4,000,000		12/15/2016, 0.625%	3,992,032
4,000,000		02/15/2017, 0.625%	3,983,280
4,000,000		06/15/2017, 0.875%	3,990,936
4,000,000		07/31/2017, 0.500%	3,939,844
4,000,000		08/31/2017, 0.625%	3,947,500
4,000,000		09/30/2017, 0.625%	3,941,876
4,000,000		10/31/2017, 0.750%	3,949,844
4,000,000		12/31/2017, 0.750%	3,936,876
4,000,000		02/28/2018, 0.750%	3,924,376
4,000,000		03/31/2018, 0.750%	3,918,124
			51,500,152
TOTAL US GOVERNMENT NOTE/BOND (Cost $51,505,050)			51,500,152

EXCHANGE TRADED NOTES - 3.2%
Financials - 3.2%
152,119		iPath S&P500 VIX *	4,741,549
TOTAL EXCHANGE TRADED NOTES (Cost $4,407,928)			4,741,549

EXCHANGE TRADED FUNDS - 21.9%
Financials - 21.9%
328,846		Gugeenheim Bulletshares 2016 Corporate Bond ETF	7,339,843
257,379		Gugeenheim Bulletshares 2017 Corporate Bond ETF	5,857,946
66,073		Pimco Total Return ETF	7,174,206
483,139		Powershares Senior Loan Portfolio	11,730,615
TOTAL EXCHANGE TRADED FUNDS (Cost $32,408,935)			32,102,610

PURCHASED OPTIONS - 0.1%
Consumer Discretionary - 0.0%
1,354		Best Buy Put Option, Expires 10/18/14 Strike $28 *	8,801
Energy - 0.1%
350		Marathon Petroleum Corporation Put Option, Expires 10/18/14 Strike $85 *	80,500
TOTAL PURCHASED OPTIONS (Cost $63,784)			89,301

SHORT-TERM INVESTMENTS - 16.6%
24,372,925		Invesco Short Term Investments Trust-Treasury Portfolio, 0.01% (a)	24,372,925
TOTAL SHORT-TERM INVESTMENTS (Cost $24,372,925)			24,372,925

TOTAL INVESTMENTS - 106.3% (Cost $155,555,865)			156,105,662
Liabilities in Excess of Other Assets - (6.3)%			(9,193,362)
NET ASSETS - 100.0%			$146,912,300

	*	Non-income producing security.
	(a)	Annualized seven-day yield as of September 30, 2014

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

Since the Fund does not have a full fiscal year, the tax cost of investments is the same as noted in the Schedule of Investments.

SCHEDULE OF OPTIONS WRITTEN AT SEPTEMBER 30, 2014 (UNAUDITED)

Contracts (100 shares per contract)			Value
		Options Written
1,354		Best Buy Put Option, Expires 10/18/14 Strike $36 *	$(21,664)
350		Marathon Petroleum Corporation Put Option, Expires 10/18/14 Strike $95 *	(4,375)
		Total Options Written
		(Premiums received $72,329)	$(26,039)

Summary of Fair Value Disclosure at September 30, 2014 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally accepted accounting principals in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2014:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$41,082,784	$-	$-	$41,082,784
Exchange Traded Note/Fund	48,957,198	-	-	48,957,198
Purchased Options		93,579		93,579
US Government Note/Bond		39,558,124		39,558,124
Short-Term Investments	-	17,603,328	-	17,603,328
Total Investments in Securities	90,039,982	57,255,031	-	147,295,012
Written Options	$-	$(23,681)	$-	$(23,681)

^See Schedule of Investments for breakout of investments by industry classification.

WBI Tactical High Income Shares
Schedule of Investments
September 30, 2014 (Unaudited)

Shares		Security Description	Value $
COMMON STOCKS - 28.7%
Consumer Discretionary - 7.7%
107,071		Best Buy Co., Inc.	$3,596,515
92,625		DSW, Inc.	2,788,939
37,466		Omnicom Group, Inc.	2,579,909
42,039		Waste Management, Inc.	1,998,113
			10,963,476
Consumer Staples - 2.7%
76,359		Archer-Daniels-Midland Co.	3,901,945
Energy - 2.1%
34,906		Marathon Petroleum Corporation	2,955,491
Financials - 4.2%
237,703		Progressive Corp.	6,009,132
Industrials - 12.0%
58,470		Exxon Mobil Corp.	5,499,103
62,770		Hershey Co.	5,990,141
77,083		QUALCOMM, Inc.	5,763,496
			17,252,740
TOTAL COMMON STOCKS (Cost $41,155,574)			41,082,784

Par Value		Security Description	Value $
US GOVERNMENT NOTE/BOND - 27.6%
U.S. Treasury Notes - 27.6%
		United States Treasury Notes
4,000,000		02/15/2017, 0.625%	3,983,280
4,000,000		06/15/2017, 0.875%	3,990,936
4,000,000		09/30/2017, 0.625%	3,941,876
4,000,000		10/31/2017, 0.750%	3,949,844
4,000,000		12/31/2017, 0.750%	3,936,876
4,000,000		04/30/2018, 0.625%	3,895,000
4,000,000		05/31/2018, 1.000%	3,940,780
4,000,000		07/31/2018, 1.375%	3,984,220
4,000,000		09/30/2018, 1.375%	3,975,468
4,000,000		12/31/2018, 1.375%	3,959,844
			39,558,124
TOTAL US GOVERNMENT NOTE/BOND (Cost $39,550,630)			39,558,124

EXCHANGE TRADED Notes - 3.2%
Financials - 3.2%
145,834		iPath S&P500 VIX *	4,545,646
TOTAL EXCHANGE TRADED NOTES (Cost $4,227,217)			4,545,646

EXCHANGE TRADED FUNDS - 31.0%
Financials - 31.0%
268,193		Guggenheim Bullet 2016 High Yield	7,144,661
214,047		Guggenheim Bullet 2017 High Yield ETF	5,725,757
291,636		iShares S&P U.S. Preferred Stock Index Fund	11,525,455
353,063		Powershares ETF Trust II Senior Loan Portfolio	8,572,369
136,112		Vanguard Scottsdale Fds Mortg-back Sec	7,155,408
53,686		Vanguard Short-Term Corporate Bond ETF	4,287,901
TOTAL EXCHANGE TRADED FUNDS (Cost $44,709,246)			44,411,551

PURCHASED OPTIONS - 0.1%
Consumer Discretionary - 0.0%
766		Best Buy Put Option, Expires 10/18/14 Strike $28 *	4,979
200		Best Buy Put Option, Expires 10/18/14 Strike $33 *	12,700
Energy - 0.1%
330		Marathon Petroleum Corporation Put Option, Expires 10/18/14 Strike $85 *	75,900
TOTAL PURCHASED OPTIONS (Cost $61,416)			93,579

SHORT-TERM INVESTMENTS - 12.3%
17,603,328		Invesco Short Term Investments Trust-Treasury Portfolio, 0.01% (a)	17,603,328
TOTAL SHORT-TERM INVESTMENTS (Cost $17,603,328)			17,603,328

TOTAL INVESTMENTS - 102.8% (Cost $147,307,411)			147,295,012
Liabilities in Excess of Other Assets - (2.8)%			(3,990,330)
NET ASSETS - 100.0%			$143,304,682

	*	Non-income producing security.
	(a)	Annualized seven-day yield as of September 30, 2014

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

Since the Fund does not have a full fiscal year, the tax cost of investments is the same as noted in the Schedule of Investments.

SCHEDULE OF OPTIONS WRITTEN AT SEPTEMBER 30, 2014 (UNAUDITED)

Contracts (100 shares per contract)			Value
		Options Written
200		Best Buy Put Option, Expires 10/18/14 Strike $35 *	$(7,300)
766		Best Buy Put Option, Expires 10/18/14 Strike $36 *	(12,256)
330		Marathon Petroleum Corporation Put Option, Expires 10/18/14 Strike $95 *	(4,125)
		Total Options Written
		(Premiums received $76,573)	$(23,681)

Since the Fund does not have a full fiscal year, the tax cost of investments is the same as noted in the Schedule of Investments.

Summary of Fair Value Disclosure at September 30, 2014 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally accepted accounting principals in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security,whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2014:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$41,082,784	$-	$-	$41,082,784
Exchange Traded Note/Fund	48,957,198	-	-	48,957,198
Purchased Options		93,579		93,579
US Government Note/Bond		39,558,124		39,558,124
Short-Term Investments	-	17,603,328	-	17,603,328
Total Investments in Securities	90,039,982	57,255,031	-	147,295,012
Written Options	$-	$(23,681)	$-	$(23,681)

^See Schedule of Investments for breakout of investments by industry classification.

Average Balance information
Fund	Options Written	Options Purchased
WBI SMID Tactical Growth Shares	$35,206	$44,925
WBI SMID Tactical Value Shares	29,907	36,706
WBI SMID Tactical Yield Shares	37,357	48,031
WBI SMID Tactical Select Shares	41,420	65,682
WBI Large Cap Tactical Growth Shares	49,989	62,122
WBI Large Cap Tactical Value Shares	59,329	117,747
WBI Large Cap Tactical Yield Shares	48,022	55,106
WBI Large Cap Tactical Select Shares	78,906	127,819
WBI Tactical Income Shares	30,708	38,286
WBI Tactical High Income Shares	31,892	36,164

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Absolute Shares Trust

By (Signature and Title) /s/ Don Schreiber Jr.
 Don Schreiber Jr., President

Date 11/25/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Don Schreiber Jr.
   Don Schreiber Jr., President

Date 11/25/2014

By (Signature and Title)* /s/ Kerri E. Cain
   Kerri E. Cain, Treasurer

Date 11/25/2014